UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

Charles P. Nelson
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Loomis Sayles Small Cap Value Fund (Initial Class)

Semi-Annual Report

June 30, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2014

Sector	Percentage of Fund Investments
Basic Materials	3.72%
Communications	5.19%
Consumer, Cyclical	13.16%
Consumer, Non-cyclical	13.99%
Energy	3.64%
Financial	27.43%
Industrial	20.04%
Technology	5.45%
Utilities	3.24%
Short Term Investments	4.14%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)

Actual	$1,000.00	$1,042.90	$5.52

Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.45

*Expenses are equal to the Fund's annualized expense ratio of 1.08% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCK
Basic Materials - 3.79%
34,647	Cabot Corp	$2,009,180
47,597	Globe Specialty Metals Inc	989,066
90,116	Horsehead Holding Corp (a)	1,645,518
27,264	Minerals Technologies Inc	1,787,973
41,518	PH Glatfelter Co	1,101,473
49,156	Tronox Ltd Class A	1,322,296
23,935	Zep Inc	422,692
		9,278,198
Communications - 5.28%
51,848	Blucora Inc (a)	978,372
130,467	Calix Inc (a)	1,067,220
60,992	EW Scripps Co Class A (a)	1,290,591
30,827	John Wiley & Sons Inc Class A	1,867,808
26,558	Liberty Ventures (a)	1,959,980
17,215	NETGEAR Inc (a)	598,566
59,419	New Media Investment Group Inc (a)	838,402
64,294	Perficient Inc (a)	1,251,804
43,814	Premiere Global Services Inc (a)	584,917
33,874	Safeguard Scientifics Inc (a)	704,240
39,880	Time Inc	965,894
31,470	West Corp	843,396
		12,951,190
Consumer, Cyclical - 13.40%
51,553	Barnes & Noble Inc (a)	1,174,893
62,760	Carmike Cinemas Inc (a)(b)	2,204,759
55,125	Christopher & Banks Corp (a)	482,895
24,789	Churchill Downs Inc	2,233,737
27,818	Core-Mark Holding Co Inc	1,269,335
10,689	Cracker Barrel Old Country Store Inc	1,064,304
72,424	Dana Holding Corp	1,768,594
112,318	Diamond Resorts International Inc (a)	2,613,640
51,827	Fox Factory Holding Corp (a)	911,637
33,377	Fred's Inc Class A	510,334
30,721	Genesco Inc (a)	2,523,116
30,229	HSN Inc	1,790,766
77,255	Knoll Inc	1,338,829
20,207	La-Z-Boy Inc	468,196
89,761	MarineMax Inc (a)	1,502,599
41,290	Marriott Vacations Worldwide Corp (a)	2,420,833
88,455	National CineMedia Inc	1,548,847
51,429	Remy International Inc	1,200,867
39,134	Rush Enterprises Inc Class A (a)	1,356,776
34,951	Sally Beauty Holdings Inc (a)	876,571
49,345	Six Flags Entertainment Corp	2,099,630
22,432	Tenneco Inc (a)	1,473,782
		32,834,940

Shares		Fair Value
Consumer, Non-cyclical - 14.25%
24,963	Avis Budget Group Inc (a)	$1,490,041
32,918	Bio-Reference Labs Inc (a)	994,782
146,857	BioScrip Inc (a)(b)	1,224,787
84,429	Convergys Corp	1,810,158
58,062	Euronet Worldwide Inc (a)	2,800,911
28,122	H&E Equipment Services Inc (a)	1,021,953
46,287	Hanger Inc (a)	1,455,726
32,526	Insperity Inc	1,073,358
5,436	J&J Snack Foods Corp	511,636
34,149	Jarden Corp (a)	2,026,743
80,526	KAR Auction Services Inc	2,566,364
30,229	Live Nation Entertainment Inc (a)	746,354
27,040	Macquarie Infrastructure Co LLC	1,686,485
14,700	Mallinckrodt PLC (a)(b)	1,176,294
25,454	McGrath RentCorp	935,435
36,570	Post Holdings Inc (a)(b)	1,861,779
46,268	Rollins Inc	1,388,040
57,403	RPX Corp (a)	1,018,903
76,479	SpartanNash Co	1,606,824
32,774	SurModics Inc (a)	702,019
13,728	Teleflex Inc	1,449,677
44,842	Viad Corp	1,069,033
21,213	WellCare Health Plans Inc (a)	1,583,763
25,972	WEX Inc (a)	2,726,281
		34,927,346
Energy - 3.70%
96,024	Helix Energy Solutions Group Inc (a)	2,526,391
260,226	Parker Drilling Co (a)	1,696,674
61,405	Primoris Services Corp	1,770,920
37,452	QEP Resources Inc	1,292,094
83,206	SunCoke Energy Inc (a)	1,788,929
		9,075,008
Financial - 27.94%
43,953	American Campus Communities Inc REIT	1,680,763
87,337	Ares Capital Corp	1,559,839
81,383	BancorpSouth Inc	1,999,580
97,165	BioMed Realty Trust Inc REIT	2,121,112
92,697	Capitol Federal Financial Inc	1,127,195
113,089	Cathay General Bancorp	2,890,555
26,587	City National Corp	2,014,231
8,218	Credit Acceptance Corp (a)	1,011,636
128,444	CubeSmart REIT	2,353,094
94,481	CVB Financial Corp	1,514,530
90,285	Employers Holdings Inc	1,912,236

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Financial - (continued)
26,670	Federal Agricultural Mortgage Corp Class C	$828,904
101,047	First Financial Bancorp	1,739,019
39,462	First Financial Bankshares Inc (b)	1,237,923
59,060	HCC Insurance Holdings Inc	2,890,396
68,163	Hercules Technology Growth Capital Inc (b)	1,101,514
326,458	Hersha Hospitality Trust REIT	2,190,533
20,563	Home Properties Inc REIT	1,315,209
26,482	Iberiabank Corp	1,832,290
22,495	MarketAxess Holdings Inc	1,216,080
26,430	Mid-America Apartment Communities Inc REIT	1,930,711
34,851	National Retail Properties Inc REIT (b)	1,296,109
53,038	Omega Healthcare Investors Inc REIT (b)	1,954,981
54,710	PacWest Bancorp	2,361,831
41,514	Pinnacle Financial Partners Inc	1,638,973
43,088	Popular Inc (a)	1,472,748
37,907	Potlatch Corp REIT	1,569,350
36,701	ProAssurance Corp	1,629,524
38,186	Prosperity Bancshares Inc	2,390,444
22,163	Reinsurance Group of America Inc	1,748,661
152,450	Retail Opportunity Investments Corp REIT	2,398,038
24,433	Signature Bank (a)	3,082,956
32,778	Sovran Self Storage Inc REIT	2,532,100
44,608	Stifel Financial Corp (a)	2,112,189
67,538	Talmer Bancorp Inc Class A (a)	931,349
29,700	Texas Capital Bancshares Inc (a)	1,602,315
78,202	TriState Capital Holdings Inc (a)	1,104,994
47,458	Wintrust Financial Corp	2,183,068
		68,476,980
Industrial - 20.41%
28,688	Actuant Corp Class A	991,744
14,395	Alamo Group Inc	778,626
40,484	Albany International Corp Class A	1,536,773
67,719	Altra Industrial Motion Corp	2,464,294
26,271	Armstrong World Industries Inc (a)	1,508,744
19,167	AZZ Inc	883,215
35,279	Babcock & Wilcox Co	1,145,156
28,070	Belden Inc	2,193,951
26,599	Bristow Group Inc	2,144,411
70,929	Checkpoint Systems Inc (a)	992,297
41,521	Darling Ingredients Inc (a)	867,789
19,442	DXP Enterprises Inc (a)	1,468,649
23,657	EnerSys	1,627,365

Shares		Fair Value
Industrial - (continued)
11,391	Genesee & Wyoming Inc Class A (a)	$1,196,055
12,630	Global Power Equipment Group Inc	204,101
7,064	Graham Corp	245,898
32,663	Haynes International Inc	1,848,399
82,901	John Bean Technologies Corp	2,569,102
20,224	Kirby Corp (a)	2,369,039
30,205	Littelfuse Inc	2,807,555
25,787	Masonite International Corp (a)(b)	1,450,777
33,887	Methode Electronics Inc	1,294,822
49,518	MYR Group Inc (a)	1,254,291
29,865	Old Dominion Freight Line Inc (a)	1,901,803
57,611	Raven Industries Inc	1,909,229
32,550	RBC Bearings Inc	2,084,827
30,039	Rogers Corp (a)	1,993,088
50,772	TriMas Corp (a)	1,935,936
55,749	TTM Technologies Inc (a)	457,142
10,346	Twin Disc Inc (a)	341,935
124,198	Vishay Intertechnology Inc	1,923,827
25,630	Wabtec Corp	2,116,782
30,928	Waste Connections Inc	1,501,554
		50,009,176
Technology - 5.56%
13,533	DST Systems Inc	1,247,337
18,497	Eastman Kodak Co (a)(b)	452,621
44,817	MedAssets Inc (a)	1,023,620
27,366	Monotype Imaging Holdings Inc	770,900
77,255	QLogic Corp (a)	779,503
52,721	Semtech Corp (a)	1,378,654
41,726	SS&C Technologies Holdings Inc (a)	1,845,124
52,640	Synchronoss Technologies Inc (a)	1,840,294
115,433	Teradyne Inc	2,262,487
41,072	Verint Systems Inc (a)	2,014,582
		13,615,122
Utilities - 3.30%
52,429	ALLETE Inc	2,692,229
17,126	ITC Holdings Corp	624,756
20,278	Middlesex Water Co	429,488
42,493	NorthWestern Corp	2,217,710
55,024	UIL Holdings Corp	2,129,979
		8,094,162
TOTAL COMMON STOCK - 97.63% (Cost $158,687,019)		$239,262,122

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes - 1.63%
$4,000,000	Federal Home Loan Bank
	0.00%, 07/01/2014	$4,000,000
Repurchase Agreements - 2.59%
316,563	Undivided interest of 1.29% in a repurchase agreement (principal amount/value $24,564,145 with a maturity value of $24,564,206) with BMO Capital Markets Corp, 0.09%, dated 6/30/14 to be repurchased at $316,563 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 8.88%, 7/31/14 - 11/15/43, with a value of $25,055,447. (c)	316,563
1,503,903	Undivided interest of 1.67% in a repurchase agreement (principal amount/value $90,127,418 with a maturity value of $90,127,593) with HSBC Securities (USA) Inc, 0.07%, dated 6/30/14 to be repurchased at $1,503,903 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 6.38%, 7/10/14 - 8/15/42, with a value of $91,930,236. (c)	1,503,903
1,503,903	Undivided interest of 2.02% in a repurchase agreement (principal amount/value $74,421,790 with a maturity value of $74,421,997) with Citigroup Global Markets Inc, 0.10%, dated 6/30/14 to be repurchased at $1,503,903 on 7/1/14 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.00% - 7.50%, 10/16/14 - 12/15/54, with a value of $75,910,229. (c)	1,503,903

Principal Amount		Fair Value
Repurchase Agreements - (continued)
$1,503,904	Undivided interest of 2.21% in a repurchase agreement (principal amount/value $67,918,181 with a maturity value of $67,918,351) with JP Morgan Securities, 0.09%, dated 6/30/14 to be repurchased at $1,503,904 on 7/1/14 collateralized by Federal Home Loan Mortgage Corp securities, 0.00% - 5.73%, 1/1/23 - 7/1/44, with a value of $69,277,075. (c)	$1,503,904
1,503,904	Undivided interest of 3.31% in a repurchase agreement (principal amount/value $45,500,000 with a maturity value of $45,500,126) with Goldman Sachs & Co, 0.10%, dated 6/30/14 to be repurchased at $1,503,904 on 7/1/14 collateralized by various U.S. Government Agency securities, 2.77% - 5.50%, 3/1/26 - 6/1/44, with a value of $46,348,001. (c)	1,503,904
		6,332,177
TOTAL SHORT TERM INVESTMENTS - 4.22% (Cost $10,332,177)		$10,332,177
TOTAL INVESTMENTS - 101.85% (Cost $169,019,196)		$249,594,299
OTHER ASSETS & LIABILITIES, NET - (1.85)%		$(4,527,574)
TOTAL NET ASSETS - 100.00%		$245,066,725

(a) Non-income producing security.
(b) All or a portion of the security is on loan at June 30, 2004.
(c) Collateral received for securities on loan.
REIT Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with it's investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
Great-West Loomis Sayles Small Cap Value Fund
ASSETS:
Investments in securities, fair value (including $6,138,529 of securities on loan)(a)	$243,262,122
Repurchase agreements, fair value(b)	6,332,177
Cash	2,361,926
Subscriptions receivable	76,118
Receivable for investments sold	366,451
Dividends receivable	227,131
Total Assets	252,625,925
LIABILITIES:
Payable to investment adviser	222,502
Payable upon return of securities loaned	6,332,177
Redemptions payable	548,373
Payable for investments purchased	456,148
Total Liabilities	7,559,200
NET ASSETS	$245,066,725
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$854,087
Paid-in capital in excess of par	133,407,538
Net unrealized appreciation on investments	80,575,103
Undistributed net investment income	46,263
Accumulated net realized gain on investments	30,183,734
NET ASSETS	$245,066,725
CAPITAL STOCK:
Authorized	90,000,000
Issued and Outstanding	8,540,868
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$28.69
(a) Cost of investments	$162,687,019
(b) Cost of repurchase agreements	$6,332,177

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
Great-West Loomis Sayles Small Cap Value Fund
INVESTMENT INCOME:
Interest	$282
Income from securities lending	30,765
Dividends	1,968,126
Total Income	1,999,173
EXPENSES:
Management fees	1,321,708
Audit fees	11,284
Bank and custodian fees	24,637
Investment administration fees	53,755
Other	32,973
Total Expenses	1,444,357
Less amount reimbursed by investment adviser	16,912
Net Expenses	1,427,445
NET INVESTMENT INCOME	571,728
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	27,000,484
Net change in unrealized depreciation on investments	(17,645,040)
Net Realized and Unrealized Gain on Investments	9,355,444
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,927,172

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West Loomis Sayles Small Cap Value Fund
OPERATIONS:
Net investment income	$571,728	$1,011,607
Net realized gain on investments	27,000,484	25,799,588
Net change in unrealized appreciation (depreciation) on investments	(17,645,040)	48,727,449
Net Increase in Net Assets Resulting from Operations	9,927,172	75,538,644
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(525,465)	(1,578,044)
From net realized gains	—	(23,684,828)
Total Distributions	(525,465)	(25,262,872)
CAPITAL SHARE TRANSACTIONS:
Shares sold	40,207,118	73,289,252
Shares issued in reinvestment of distributions	525,465	25,262,872
Shares redeemed	(86,878,375)	(89,896,303)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(46,145,792)	8,655,821
Total Increase (Decrease) in Net Assets	(36,744,085)	58,931,593
NET ASSETS:
Beginning of period	281,810,810	222,879,217
End of period(a)	$245,066,725	$281,810,810
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,477,682	2,807,894
Shares issued in reinvestment of distributions	18,457	922,222
Shares redeemed	(3,178,710)	(3,432,297)
Net Increase (Decrease)	(1,682,571)	297,819
(a) Including undistributed net investment income:	$46,263	$0

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Great-West Loomis Sayles Small Cap Value Fund - Initial Class
NET ASSET VALUE, BEGINNING OF PERIOD	$27.57	$22.45	$19.99	$20.44	$16.56	$13.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06(a)	0.11(a)	0.20(a)	0.04	0.08	0.06
Net realized and unrealized gain (loss)	1.12	7.68	2.97	(0.45)	3.88	3.56
Total From Investment Operations	1.18	7.79	3.17	(0.41)	3.96	3.62
LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.17)	(0.18)	(0.04)	(0.08)	(0.06)
From net realized gains	—	(2.50)	(0.53)	—	—	—
Total Distributions	(0.06)	(2.67)	(0.71)	(0.04)	(0.08)	(0.06)
NET ASSET VALUE, END OF PERIOD	$28.69	$27.57	$22.45	$19.99	$20.44	$16.56
TOTAL RETURN(b) (c)	4.29%(d)	34.87%	15.92%	(2.03%)	23.99%	27.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$245,067	$281,811	$222,879	$193,081	$176,384	$227,034
Ratio of expenses to average net assets
Before reimbursement	1.09%(e)	1.09%	1.08%	1.11%	1.12%	1.08%
After reimbursement	1.08%(e)	1.08%	1.08%	1.10%	1.12%	1.08%
Ratio of net investment income to average net assets
Before reimbursement	0.42%(e)	0.39%	0.90%	0.29%	0.53%	0.49%
After reimbursement	0.43%(e)	0.40%	0.91%	0.30%	0.53%	0.49%
Portfolio turnover rate	13%(d)	27%	27%	48%	54%	58%

(a) Per share amounts are based upon average shares outstanding.
(b) Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c) Performance shown net of expenses reimbursed. Without the expense reimbursement, the return shown would have been lower.
(d) Not annualized for periods less than one full year.
(e) Annualized.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Notes to Financial Statements
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Loomis Sayles Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

Semi-Annual Report - June 30, 2014

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 - Unadjusted quoted prices for identical securities in active markets.
Level 2 - Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 - Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Equity Investments:
Domestic Common Stock	$236,613,080	$—	$—	$236,613,080
Foreign Common Stock	2,649,042	—	—	2,649,042
Short Term Investments	—	10,332,177	—	10,332,177
Total Assets	$239,262,122	$10,332,177	$0	$249,594,299

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Semi-Annual Report - June 30, 2014

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for Real Estate Investment Trust securities. The differences have no impact on net assets or the results of operations. The character of distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Fund. However, the Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Fund. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net

Semi-Annual Report - June 30, 2014

assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P.  The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $213,625 for the period ended June 30, 2014.

3. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $33,903,674 and $79,572,563, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)
At June 30, 2014, the U.S. Federal income tax cost basis was $169,309,034. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $81,681,372 and gross depreciation of investments in which there was an excess of tax cost over value of $1,396,107 resulting in net appreciation of $80,285,265.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2014 the Fund had securities on loan valued at $6,138,529 and received collateral of $6,332,177 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2014

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 17, 2014 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM and Loomis, Sayles & Company, L.P. (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.
On March 25, 2014, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Fund’s Initial Class as compared against one of its benchmark indices and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2013. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark indices.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2013, the Fund was in the third, second, third and second quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also noted that the Fund outperformed the Russell 2000® Value Index for the one-, three‑, five- and ten-year periods ended December 31, 2013. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the fee structure of the Fund and the level of the investment management fees and other expenses payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement net of contractual fee waivers (the “Net Management Fee”) in comparison to the contractual management fees of the peer group of funds, net of waivers, as applicable (“net management fees”), the Fund’s net management fee less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Administrative Services Fee”) in comparison to the net management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Administrative Services Fee in comparison to the average and median net management fees less intermediary fees as estimated by GWCM of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Net Management Fee was greater than the median and average net management fees of its peer group of funds. The Board noted, however, that the Fund’s Management Fee Less Administrative Services Fee was below the median and average management fee less estimated intermediary fees of its peer group. The Board further noted that the Fund’s total annual operating expense ratio was below the median and average of its peer group and peer universe and in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.
ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

By:    /s/ Mary Maiers
Mary Maiers
Chief Financial Officer & Treasurer

Date: August 29, 2014